Financial Instruments - Option embedded in Promissory Note (Detail) R$ in Millions, $ in Millions, $ in Millions				1 Months Ended	12 Months Ended
	Dec. 06, 2019 BRL (R$)	Dec. 06, 2019 USD ($)	Dec. 06, 2016 BRL (R$)	Sep. 30, 2020	Dec. 31, 2019 MXN ($)	Dec. 31, 2020 MXN ($)
Disclosure of detailed information about financial instruments [line items]
Borrowings | $					$ 114,016	$ 184,196
Promissory notes paid	R$ 1,002	$ 236			$ 4,670
Spal [member] | Vonpar [member] | Notes payable [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings Term			3 years
Borrowings | R$			R$ 1,166
Borrowings, interest rate			0.375%
Estrella Azul [Member]
Disclosure of detailed information about financial instruments [line items]
Proportion of ownership interest sold				100.00%